Segment Information - Property,Plant & Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 3,481	$ 3,920
NETHERLANDS
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	241	124
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,222	1,469
ITALY
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	716	812
Other European Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	169	200
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	18	17
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	441	552
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	238	303
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 436	$ 443